Critical accounting estimates and judgments	6 Months Ended
Jun. 30, 2025
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4. Critical accounting estimates and judgments

The judgments, estimates, assumptions and risks discussed here reflect updates from the 2024 Annual Financial Statements. For judgments, estimates, assumptions and risks related to other areas not discussed in these condensed interim consolidated financial statements, please refer to Note 4 of the 2024 Annual Financial Statements.

Impairment

As at June 30, 2025, the Company did not identify any indicators of impairment or indicators of impairment losses previously recognized which should be reversed or partially reversed, other than as described below.

Nevada Copper experienced financial distress and filed for Chapter 11 bankruptcy in June 2024. As a result, Triple Flag conducted an impairment analysis and concluded that the recoverable amount of the stream and loan was nil, resulting in a $104.1 million impairment charge for the three months ended June 30, 2024. Although the stream was eliminated with no material recovery after the asset sale, Triple Flag’s royalty interests in other projects remained intact and unimpaired.

Following Elevation Gold Mining Corp.’s (“Elevation”) financial difficulties, suspension of obligations, and CCAA filing in July 2024, Triple Flag conducted an impairment analysis and concluded the recoverable amount of the stream and loans was nil, resulting in a $40.1 million impairment and credit loss charge in the three months ended June 30, 2024.

During the three months ended June 30, 2025, Triple Flag recorded a reversal of impairment losses amounting to $2.5 million relating to the previous impairments taken on the Elevation loan receivables, following a recovery under a formal CCAA process. The company received an additional $1.8 million subsequent to quarter end, which will be recorded as an impairment reversal in the third quarter. The impairment reversal was recognized in profit or loss under “Impairment (reversal) charges and expected credit losses”.